Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
7/31/19 (Unaudited)

COMMON STOCKS (25.6%)(a)
	Shares	Value
Basic materials (2.7%)
Anglo American Platinum, Ltd. (South Africa)	33,551	$1,992,403
Anhui Conch Cement Co., Ltd. (China)	844,500	4,889,689
Antofagasta PLC (Chile)	54,610	614,780
Astral Foods, Ltd. (South Africa)	34,888	396,924
Catcher Technology Co., Ltd. (Taiwan)	466,000	3,435,301
China Oriental Group Co., Ltd. (China)	1,014,000	451,467
Evraz PLC (Russia)	602,223	4,778,941
Formosa Chemicals & Fibre Corp. (Taiwan)	440,000	1,341,841
Formosa Plastics Corp. (Taiwan)	173,000	558,470
Korea Zinc Co., Ltd. (South Korea)	2,937	1,097,033
Kumba Iron Ore, Ltd. (South Africa)	71,025	2,353,063
MMC Norilsk Nickel PJSC ADR (Russia)	45,562	1,051,977
Novolipetsk Steel PJSC (Russia)	26,852	633,008
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	1,071,000	1,940,352
PTT Global Chemical PCL (Thailand)	1,981,400	3,897,730
Severstal PJSC (Russia)	56,396	914,748
Tekfen Holding AS (Turkey)	204,882	865,464

		31,213,191
Capital goods (0.7%)
China Railway Group, Ltd. Class H (China)	912,000	640,631
Daelim Industrial Co., Ltd. (South Korea)	15,382	1,368,847
Hyundai Mobis Co., Ltd. (South Korea)	6,056	1,225,954
Weichai Power Co., Ltd. Class H (China)	2,722,000	4,214,450
Zhejiang Expressway Co., Ltd. (China)	470,000	456,789

		7,906,671
Communication services (1.2%)
China Mobile, Ltd. (China)	872,500	7,426,858
KT Corp. (South Korea)	24,609	575,471
LG Uplus Corp. (South Korea)	311,782	3,417,116
SK Telecom Co., Ltd. (South Korea)	5,918	1,237,679
Telkom SA SOC, Ltd. (South Africa)	268,837	1,614,434

		14,271,558
Consumer cyclicals (3.1%)
Astro Malaysia Holdings Bhd (Malaysia)	366,900	128,398
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	52,200	320,202
Clear Channel Outdoor Holdings, Inc.(NON)	62,644	189,811
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	77,540	377,064
Ford Otomotiv Sanayi AS (Turkey)	60,562	662,584
Geely Automobile Holdings, Ltd. (China)	1,744,000	2,651,205
Genting Bhd (Malaysia)	553,300	920,045
Genting Malaysia Bhd (Malaysia)	735,700	689,413
Guangzhou Automobile Group Co., Ltd. Class H (China)	3,756,000	3,842,604
Haier Electronics Group Co., Ltd. (China)	335,000	789,774
Home Product Center PCL (Thailand)	3,684,000	2,048,330
iHeartMedia, Inc. Class A(NON)(S)	26,640	398,539
Kia Motors Corp. (South Korea)	150,277	5,507,776
Lojas Renner SA (Brazil)	19,140	238,024
Mr Price Group, Ltd. (South Africa)	192,536	2,368,550
Pou Chen Corp. (Taiwan)	340,000	419,731
President Chain Store Corp. (Taiwan)	249,000	2,400,557
Qualicorp SA (Brazil)	360,662	2,099,889
Shinsegae International, Inc. (South Korea)	4,837	692,128
Sinotruk Hong Kong, Ltd. (China)	1,168,500	1,723,557
Wal-Mart de Mexico SAB de CV (Mexico)	1,972,361	5,820,208
Zhongsheng Group Holdings, Ltd. (China)	646,500	1,798,059

		36,086,448
Consumer staples (1.7%)
Charoen Pokphand Foods PCL (Thailand)	796,300	718,495
Cia Cervecerias Unidas SA ADR (Chile)(S)	46,597	1,302,852
Estacio Participacoes SA (Brazil)	39,400	354,113
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	4,077,000	879,256
Hindustan Unilever, Ltd. (India)	121,605	3,049,532
Indofood Sukses Makmur Tbk PT (Indonesia)	1,472,300	740,917
LG Corp. (South Korea)	11,281	673,767
Smiles Fidelidade SA (Brazil)	156,449	1,616,409
TCI Co., Ltd. (Taiwan)	91,000	1,207,166
Uni-President Enterprises Corp. (Taiwan)	1,243,000	3,231,778
United Tractors Tbk PT (Indonesia)	312,200	555,142
Vipshop Holdings, Ltd. ADR (China)(NON)	151,696	1,152,890
Want Want China Holdings, Ltd. (China)	1,890,000	1,475,270
Yum China Holdings, Inc. (China)	75,996	3,457,818

		20,415,405
Energy (1.6%)
CHC Group, LLC (acquired 3/23/17, cost $27,318)(NON)(RES)	1,884	94
China Petroleum & Chemical Corp. (Sinopec) (China)	6,730,000	4,335,307
Ecopetrol SA ADR (Colombia)(S)	172,112	3,085,968
Hindustan Petroleum Corp., Ltd. (India)	652,461	2,531,507
Jastrzebska Spolka Weglowa SA (Poland)(NON)	40,209	404,610
Lukoil PJSC ADR (Russia)	7,017	576,921
Oil & Natural Gas Corp., Ltd. (India)	178,398	358,374
PTT PCL (Foreign depositary shares) (Thailand)	3,537,500	5,434,787
Sao Martinho SA (Brazil)	98,400	521,091
Surgutneftegas OJSC (Russia)	2,271,451	1,115,178

		18,363,837
Financials (5.9%)
Banco de Chile ADR (Chile)	32,141	923,732
Banco do Brasil SA (Brazil)	386,758	4,988,072
Banco Macro SA ADR (Argentina)	36,796	2,549,227
Banco Santander (Brasil) S.A. (Units) (Brazil)	268,571	3,015,517
Banco Santander Chile ADR (Chile)	58,883	1,707,018
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	1,408,418	2,002,708
Bank of China, Ltd. (China)	2,678,000	1,086,936
Bank of Communications Co., Ltd. (China)	4,620,000	3,359,477
Capitec Bank Holdings, Ltd. (South Africa)	18,805	1,547,604
China Construction Bank Corp. Class H (China)	560,000	431,131
Country Garden Holdings co., Ltd. (China)	2,218,000	2,992,855
FirstRand, Ltd. (South Africa)	82,097	352,439
Fosun International, Ltd. (China)	1,531,000	2,014,179
Grupo Financiero Banorte SAB de CV (Mexico)	311,519	1,558,428
Guangzhou R&F Properties Co., Ltd. (China)	1,234,800	2,248,434
Industrial & Commercial Bank of China, Ltd. (China)	10,287,000	6,924,325
Industrial Bank of Korea (South Korea)	116,701	1,295,270
IRB Brasil Resseguros SA (Brazil)	182,800	4,550,421
Itau Unibanco Holding SA (Preference) (Brazil)	363,733	3,318,664
Itausa - Investimentos Itau SA (Preference) (Brazil)	137,260	448,500
Korea Investment Holdings Co., Ltd. (South Korea)	6,291	393,054
Logan Property Holdings Co., Ltd. (China)	546,000	821,103
OTP Bank Nyrt (Hungary)	32,545	1,356,657
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	747,000	8,860,007
Powszechny Zaklad Ubezpieczen SA (Poland)	114,691	1,236,019
RHB Bank Bhd (Malaysia)	861,300	1,148,169
Sberbank of Russia PJSC ADR (Russia)	238,658	3,555,406
Shinhan Financial Group Co., Ltd. (South Korea)	43,783	1,604,680
Thanachart Capital PCL (Thailand)	216,400	415,139
Tisco Financial Group PCL (Thailand)	339,600	1,115,253
Yuanta Financial Holding Co., Ltd. (Taiwan)	2,650,000	1,488,579

		69,309,003
Health care (0.5%)
Advanz Pharma Corp. (Canada)(NON)	8,181	108,971
Aurobindo Pharma, Ltd. (India)	179,464	1,489,838
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	380,000	1,554,059
Hypermarcas SA (Brazil)	336,358	2,659,946

		5,812,814
Technology (7.1%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	50,756	8,786,371
Avaya Holdings Corp.(NON)	75,496	908,972
Globalwafers Co., Ltd. (Taiwan)	138,000	1,467,692
HannStar Display Corp. (Taiwan)	2,293,000	488,030
HCL Technologies, Ltd. (India)	319,567	4,792,887
Infosys, Ltd. (India)	136,596	1,558,750
Innolux Corp. (Taiwan)	367,000	85,216
Naspers, Ltd. Class N (South Africa)	5,487	1,334,945
Radiant Opto-Electronics Corp. (Taiwan)	596,000	2,342,607
Samsung Electronics Co., Ltd. (South Korea)	442,158	16,869,782
Samsung SDS Co., Ltd. (South Korea)	11,406	1,987,876
SK Hynix, Inc. (South Korea)	102,819	6,636,590
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	174,995	7,460,037
Tata Consultancy Services, Ltd. (India)	200,179	6,402,072
Tech Mahindra, Ltd. (India)(NON)	416,129	3,846,569
Tencent Holdings, Ltd. (China)	224,800	10,513,982
Tianneng Power International, Ltd. (China)	634,000	506,806
Tripod Technology Corp. (Taiwan)	395,000	1,315,296
Wipro, Ltd. (India)	434,788	1,677,012
Xhen Ding Technology Holding, Ltd. (Taiwan)	819,000	2,994,095

		81,975,587
Transportation (0.1%)
AirAsia Bhd (Malaysia)	1,049,200	496,219
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	143,629	882,591

		1,378,810
Utilities and power (1.0%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	388,500	5,436,058
Electricity Generating PCL (Thailand)	104,400	1,116,814
Enel Americas SA ADR (Chile)(S)	167,427	1,381,273
Enel Chile SA ADR (Chile)	84,851	390,315
GAIL India, Ltd. (India)	786,960	1,462,075
Glow Energy PCL (Thailand)	327,300	949,814
Inter RAO UES PJSC (Russia)	14,822,390	1,044,934
Manila Electric Co. (Philippines)	38,110	273,229
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	20,012

		12,074,524

Total common stocks (cost $283,062,432)		$298,807,848

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$78,819	$86,629
5.00%, with due dates from 5/20/49 to 7/20/49	509,448	540,841
5.00%, 6/20/49(FWC)	140,000	152,119
5.00%, 7/20/49(FWC)	140,000	150,095
4.50%, 5/20/49	253	271
4.50%, TBA, 8/1/49	16,000,000	16,663,750
4.00%, TBA, 8/1/49	5,000,000	5,192,188

		22,785,893
U.S. Government Agency Mortgage Obligations (16.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	549,020	573,992
3.00%, 3/1/43	471,205	481,147
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	1,216,380	1,348,312
5.00%, 5/1/49	84,783	92,428
4.50%, 5/1/49	67,834	72,536
3.50%, with due dates from 6/1/42 to 6/1/56	3,261,667	3,404,969
3.00%, 2/1/43	1,064,944	1,086,739
Uniform Mortgage-Backed Securities
5.50%, TBA, 8/1/49	3,000,000	3,214,922
4.00%, TBA, 8/1/49	49,000,000	50,726,486
3.50%, TBA, 8/1/49	79,000,000	80,900,938
3.00%, TBA, 8/1/49	48,000,000	48,431,251

		190,333,720

Total U.S. government and agency mortgage obligations (cost $212,566,412)		$213,119,613

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 2/15/25(i)	$154,000	$156,401
1.125%, 2/28/21(i)	362,000	359,035

Total U.S. treasury obligations (cost $515,436)		$515,436

INVESTMENT COMPANIES (10.0%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund(S)	378,500	$19,220,230
Consumer Staples Select Sector SPDR Fund(S)	330,300	19,629,729
Financial Select Sector SPDR Fund	676,400	19,108,300
Industrial Select Sector SPDR Fund(S)	244,900	19,058,118
Real Estate Select Sector SPDR Fund	538,600	20,149,026
Utility Select Sector SPDR Fund(S)	329,000	19,591,950

Total investment companies (cost $110,058,226)		$116,757,353

MORTGAGE-BACKED SECURITIES (9.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.003%, 6/15/34	$175,585	$203,239
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,291,928	218,482
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.175%, 10/15/40	2,555,676	447,196
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	7,949,471	1,093,052
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	5,026,724	762,227
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	4,999,862	742,445
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	3,946,412	362,936
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,813,937	339,889
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,725,376	161,269
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	1,416,911	57,710
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.725%, 8/15/38	4,757,644	261,459
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.675%, 5/15/41	1,745,231	1,763,956
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,079,546	176,303
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,086,623	210,207
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,179,122	139,143
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	3,239,276	365,441
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	3,520,307	296,154
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,061,926	327,243
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,817,512	494,023
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	4,799,079	454,450
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,223,464	158,755
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	4,280,355	306,831
FRB Ser. 8, Class A9, IO, 0.426%, 11/15/28(WAC)	180,343	2,489
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	576,110	5,646
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	915,640	6,593
Ser. 315, PO, zero %, 9/15/43	1,932,973	1,645,466
Ser. 3206, Class EO, PO, zero %, 8/15/36	14,237	12,698
Ser. 3175, Class MO, PO, zero %, 6/15/36	13,144	11,493
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 16.17%, 5/25/35	52,258	70,393
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.169%, 11/25/35	61,686	81,567
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.368%, 5/25/40	733,076	860,412
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.266%, 7/25/25	200,807	213,891
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.816%, 2/25/25	135,553	142,939
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	180,916	187,917
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,864,861	843,165
Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	3,493,531	698,493
Ser. 15-28, IO, 5.50%, 5/25/45	5,490,743	1,122,198
Ser. 397, Class 2, IO, 5.00%, 9/25/39	31,568	6,412
Ser. 17-113, IO, 5.00%, 1/25/38	1,177,774	165,498
Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	1,625,874	264,857
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	4,337,684	589,144
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,876,052	268,951
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	4,691,124	621,150
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	4,602,235	719,697
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	3,505,749	381,374
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 2/25/47	9,035,044	1,597,486
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	2,357,957	214,710
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,127,877	140,738
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	2,363,030	166,849
Ser. 14-10, IO, 3.50%, 8/25/42	2,289,377	309,965
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	2,129,312	133,753
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	3,058,727	379,141
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.484%, 10/25/47	11,162,100	1,543,549
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,650,205	227,430
Ser. 6, Class BI, IO, 3.00%, 12/25/42	3,389,777	160,543
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,701,756	137,941
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,316,522	118,827
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	4,283,120	175,557
Ser. 98-W5, Class X, IO, 0.781%, 7/25/28(WAC)	335,696	9,668
Ser. 98-W2, Class X, IO, 0.649%, 6/25/28(WAC)	1,263,386	41,060
Ser. 08-36, Class OV, PO, zero %, 1/25/36	8,957	7,965
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	922,683	207,604
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	4,852,679	922,397
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,498,021	514,492
Ser. 14-76, IO, 5.00%, 5/20/44	2,805,558	564,520
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	2,368,591	435,668
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	4,979,260	1,136,597
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,004,850	212,727
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	40,888	2,599
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	702,989	147,592
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,082,237	229,805
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,492,508	739,364
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,696,561	556,786
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	974,769	184,335
Ser. 16-49, IO, 4.50%, 11/16/45	2,760,847	575,068
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	4,989,508	975,041
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	5,286,105	553,402
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,010,514	422,912
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	544,775	67,372
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,697,783	294,646
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	818,767	153,074
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,337,120	253,503
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	972,906	185,047
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	466,491	103,505
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,675,069	120,454
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.373%, 11/16/36	296,908	8,902
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	3,107,825	434,132
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,515,383	171,008
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	2,083,005	285,601
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,533,685	886,335
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	3,309,444	546,139
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	928,097	111,777
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,350,946	206,090
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	519,763	85,137
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,738,854	307,839
Ser. 14-104, IO, 4.00%, 3/20/42	4,656,274	708,825
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,765,415	232,586
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,961,059	383,313
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	562,225	11,888
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	3,526,182	181,388
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.979%, 7/20/48	5,370,388	771,993
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.879%, 9/20/43	702,993	122,391
FRB Ser. 1162, Class FL2, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.784%, 8/20/49(FWC)	250,000	38,125
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 6/20/49	396,510	54,520
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 2/20/41	1,576,817	269,398
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.768%, 7/16/43	819,122	134,066
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.729%, 11/20/39	2,301,470	152,242
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,679,647	428,017
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	1,935,248	231,262
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,603,054	137,446
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	2,614,762	293,141
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,819,295	239,929
Ser. 12-145, IO, 3.50%, 12/20/42	1,743,452	315,717
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	862,002	111,181
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,137,983	92,017
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	1,381,060	141,835
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,685,903	211,193
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	2,154,826	188,116
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	2,176,657	134,844
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	1,661,142	28,299
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	4,864,058	474,530
Ser. 183, Class AI, IO, 3.50%, 10/20/39	2,374,627	129,574
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	2,974,811	312,355
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	3,751,889	187,857
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	4,123,592	231,746
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	6,490,028	467,522
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	6,878,507	284,304
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,400,864	184,867
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65(WAC)	8,627,058	1,004,190
Ser. 16-H04, Class HI, IO, 2.378%, 7/20/65(WAC)	5,466,142	465,715
Ser. 17-H02, Class BI, IO, 2.351%, 1/20/67(WAC)	6,586,586	802,266
Ser. 17-H11, Class NI, IO, 2.299%, 5/20/67(WAC)	13,463,575	1,433,063
Ser. 16-H23, Class NI, IO, 2.276%, 10/20/66(WAC)	8,462,008	935,898
FRB Ser. 16-H16, Class DI, IO, 2.248%, 6/20/66(WAC)	5,413,805	568,450
Ser. 16-H03, Class AI, IO, 2.143%, 1/20/66(WAC)	11,308,482	1,046,035
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	5,316,353	458,535
Ser. 15-H09, Class AI, IO, 2.086%, 4/20/65(WAC)	10,515,066	860,185
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)	19,248,319	1,225,252
FRB Ser. 15-H16, Class XI, IO, 2.015%, 7/20/65(WAC)	10,152,636	1,040,645
Ser. 15-H20, Class CI, IO, 1.998%, 8/20/65(WAC)	15,133,842	1,532,937
Ser. 15-H15, Class JI, IO, 1.988%, 6/20/65(WAC)	10,721,390	1,032,470
Ser. 15-H26, Class DI, IO, 1.938%, 10/20/65(WAC)	6,058,415	579,342
Ser. 15-H25, Class BI, IO, 1.932%, 10/20/65(WAC)	14,542,870	1,297,224
Ser. 15-H19, Class NI, IO, 1.928%, 7/20/65(WAC)	14,776,765	1,334,342
Ser. 16-H02, Class BI, IO, 1.914%, 11/20/65(WAC)	14,497,473	1,308,498
Ser. 16-H07, Class HI, IO, 1.889%, 2/20/66(WAC)	7,014,089	644,090
Ser. 15-H25, Class EI, IO, 1.867%, 10/20/65(WAC)	10,583,886	923,973
Ser. 15-H18, Class IA, IO, 1.837%, 6/20/65(WAC)	7,226,709	461,064
Ser. 15-H10, Class CI, IO, 1.828%, 4/20/65(WAC)	15,506,332	1,377,614
Ser. 15-H26, Class GI, IO, 1.816%, 10/20/65(WAC)	10,087,452	890,722
Ser. 16-H04, Class KI, IO, 1.811%, 2/20/66(WAC)	10,656,711	785,932
Ser. 15-H26, Class EI, IO, 1.746%, 10/20/65(WAC)	11,187,959	966,640
Ser. 17-H14, Class DI, IO, 1.721%, 6/20/67(WAC)	11,314,248	786,125
Ser. 15-H09, Class BI, IO, 1.713%, 3/20/65(WAC)	15,032,285	1,135,839
Ser. 14-H21, Class AI, IO, 1.67%, 10/20/64(WAC)	11,898,376	970,800
Ser. 15-H10, Class EI, IO, 1.64%, 4/20/65(WAC)	12,876,994	589,380
Ser. 15-H24, Class BI, IO, 1.634%, 8/20/65(WAC)	17,460,596	725,627
Ser. 15-H25, Class AI, IO, 1.628%, 9/20/65(WAC)	14,169,971	1,089,671
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65(WAC)	17,133,953	772,056
Ser. 11-H15, Class AI, IO, 1.545%, 6/20/61(WAC)	4,483,169	229,762
Ser. 16-H08, Class GI, IO, 1.443%, 4/20/66(WAC)	14,930,643	779,126
Ser. 11-H08, Class GI, IO, 1.287%, 3/20/61(WAC)	8,474,417	358,468
Ser. 15-H26, Class CI, IO, 0.503%, 8/20/65(WAC)	24,406,829	292,882
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	32,943	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	96,732	851
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	44,469	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	75,884	—

		74,823,661
Commercial mortgage-backed securities (2.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.211%, 1/15/49(WAC)	1,303,332	823
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.567%, 2/10/51 (In default)(NON)(WAC)	1,107,980	279,621
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)	721,000	327,738
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.464%, 1/12/45(WAC)	884,000	786,760
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	806,000	807,394
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	489,000	507,520
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	2,322,474	1,648,608
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	364,908	46,077
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47(WAC)	315,000	314,036
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	572,017
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	932,031
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.005%, 5/15/38(WAC)	181,232	3,491
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	1,168,000	965,155
FRB Ser. 06-GG8, Class X, IO, 0.957%, 11/10/39(WAC)	8,901,799	117,103
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.812%, 2/15/47(WAC)	2,751,000	2,579,629
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	1,491,000	1,312,338
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-LDPX, Class X, IO, 0.146%, 1/15/49(WAC)	1,383,836	14
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.147%, 5/15/45(WAC)	766,000	719,329
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	313,985
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	980,682
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.285%, 2/15/40(WAC)	121,902	16
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	391,507	10
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.558%, 12/12/49(WAC)	784,709	4,033
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.354%, 8/15/46(WAC)	1,350,000	610,443
FRB Ser. 13-C11, Class F, 4.354%, 8/15/46(WAC)	1,720,000	618,151
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	2,538,000	2,489,531
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	609,496	167,404
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	2,236,941	2,037,888
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.111%, 7/15/49(WAC)	795,000	720,469
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.891%, 5/10/63(WAC)	853,000	629,062
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.307%, 11/15/48(WAC)	1,074,083	32
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.113%, 10/15/44(WAC)	701,200	667,732
FRB Ser. 07-C31, IO, zero %, 4/15/47(WAC)	2,007,445	2
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46(WAC)	1,041,000	962,344
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	146,000	144,958
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,355,000	1,071,384
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	226,050
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46(WAC)	673,004	549,666
FRB Ser. 12-C10, Class E, 4.438%, 12/15/45(WAC)	697,000	434,963
Ser. 13-C12, Class E, 3.50%, 3/15/48	280,000	234,795

		24,783,284
Residential mortgage-backed securities (non-agency) (1.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.456%, 5/25/47	280,904	201,026
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.566%, 7/25/25 (Bermuda)	919,000	922,306
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.616%, 3/25/37	814,298	712,203
Countrywide Alternative Loan Trust FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.469%, 8/25/46	431,540	407,351
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.886%, 4/25/35	349,363	314,366
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.404%, 7/25/28	1,233,246	1,650,155
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	135,000	137,504
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.516%, 9/25/28	2,221,748	3,228,817
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.966%, 4/25/28	1,401,753	1,550,334
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.816%, 4/25/28	111,470	120,464
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.266%, 7/25/25	272,580	297,440
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.116%, 10/25/29	290,000	326,467
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.516%, 4/25/29	56,000	60,756
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	68,903	73,238
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.916%, 9/25/29	90,000	95,278
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.866%, 1/25/30	310,000	327,111
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.066%, 2/25/30	130,000	133,983
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.386%, 5/25/47	223,705	173,088
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 3.271%, 11/25/34	247,722	241,981
Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.426%, 1/25/37	262,909	252,866
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.481%, 5/25/46	215,325	201,328
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.116%, 5/25/47	172,344	144,043
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.446%, 1/25/37	1,091,248	1,021,365
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR14, Class 1A2, 4.175%, 12/25/35(WAC)	691,389	693,441
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.831%, 3/25/36(WAC)	240,438	241,083

		13,527,994

Total mortgage-backed securities (cost $119,970,330)		$113,134,939

COMMODITY LINKED NOTES (5.2%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.17%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$10,100,000	$14,358,943
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.12%, 2020 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	8,530,000	8,423,963
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.15%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)	14,476,000	19,683,090
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.18%, 2019 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	17,400,000	16,765,847
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	1,375,000	1,855,824

Total commodity Linked Notes (cost $51,881,000)		$61,087,667

CORPORATE BONDS AND NOTES (4.3%)(a)
		Principal amount	Value
Basic materials (0.6%)
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		$1,045,000	$1,175,625
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		2,585,000	2,636,700
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		415,000	416,818
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		440,000	440,000
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		953,000	979,208
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		1,468,000	1,490,020

			7,138,371
Capital goods (0.6%)
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,500,000	2,583,854
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		2,010,000	2,200,950
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		1,144,000	1,142,570
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20		840,000	843,728

			6,771,102
Communication services (0.7%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		548,000	557,590
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		840,000	856,407
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		240,000	240,000
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		4,215,000	4,215,000
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	96,000
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		1,500,000	1,556,250
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	534,739

			8,055,986
Consumer cyclicals (0.3%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		$1,343,000	1,368,181
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,300,000	1,358,500
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		150,659	160,029
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		273,068	287,404
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		390,000	384,150

			3,558,264
Consumer staples (0.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,080,000	1,082,700

			1,082,700
Energy (0.5%)
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		193,000	135,100
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,413,000	1,406,430
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,008,000	1,191,154
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		496,000	553,040
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		471,000	506,914
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		355,000	386,950
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		655,000	703,306
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		1,809,000	253,260
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		165,000	163,705
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		267,000	234,270
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		393,000	407,246

			5,941,375
Financials (0.6%)
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		1,880,000	1,922,300
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		600,000	669,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		2,015,000	2,070,654
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20 (In default)(NON)		963,000	481,500
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		1,800,000	1,912,500

			7,056,704
Health care (—%)
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		328,000	209,920
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21		96,000	98,114

			308,034
Technology (0.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		1,000,000	—
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		3,315,000	3,373,013

			3,373,013
Utilities and power (0.6%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		3,529,000	3,661,338
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		3,308,000	3,572,640

			7,233,978

Total corporate bonds and notes (cost $49,523,226)			$50,519,527

SENIOR LOANS (2.7%)(a)(c)
	Principal amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.284%, 7/2/22	$1,653,068	$1,146,300
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.564%, 4/28/22	398,556	384,274
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.825%, 3/30/23	76,667	74,367
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.734%, 8/4/25	2,558,000	2,600,634
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.234%, 3/24/25	947,901	950,271
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	397,932	393,455
Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.984%, 9/2/23	1,108,864	1,052,728
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.984%, 4/16/21	281,242	280,187
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.02%, 10/4/23	1,033,505	1,033,505
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.23%, 5/1/26	659,130	664,073
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.08%, 2/1/22	619,887	620,662
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.734%, 8/18/22	1,536,000	1,533,120
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.259%, 10/16/23	3,740,026	3,203,957
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.58%, 2/3/24	1,602,300	1,604,303
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.38%, 10/25/23	1,653,436	1,415,755
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.563%, 6/1/25	1,189,500	1,155,302
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	491,248	455,282
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.022%, 9/7/23	2,026,894	1,684,856
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.984%, 2/5/23	423,065	422,914
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.234%, 2/22/24	975,790	977,619
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 8/14/24	2,646,472	2,631,585
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.33%, 11/28/22	2,014,527	1,989,346
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.83%, 5/30/25	253,644	251,425
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.83%, 6/9/23	928,378	921,416
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 1/27/24	757,897	756,318
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.234%, 12/27/20	60,808	60,717
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.984%, 3/15/24	1,058,765	1,036,267
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.33%, 11/15/23	2,034,580	1,932,851
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.734%, 10/23/25	794,103	786,823

Total senior loans (cost $33,848,403)		$32,020,312

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. 144A (China)	12/12/19	$0.00	3,345,654	$4,523,712
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/25/20	0.00	368,800	1,569,362
Gree Electric Appliances of Zhuhai, Inc. 144A (China)	8/29/19	0.00	585,649	4,685,702
Seazen Holdings Co., Ltd. 144A (China)	4/17/20	0.00	170,400	651,729

Total warrants (cost $10,251,453)				$11,430,505

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$200,000	$161,000
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		225,000	185,906
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		535,000	414,625
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		470,000	495,263
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		275,000	204,188
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		255,000	208,144
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 54.142%, 5/31/22 (Argentina)	ARS	13,300,000	266,710
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		$735,000	615,648
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,131,900
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	329,251
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		555,000	522,394
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		1,700,000	1,604,167
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	190,000	212,658
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,495,000	1,729,926
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		410,000	405,900
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		495,000	502,924
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,310,000	1,364,793
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		815,000	118,175

Total foreign government and agency bonds and notes (cost $11,210,513)			$10,473,572

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.066%, 6/25/52	$1,450,000	$1,450,000
Station Place Securitization Trust 144A
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	4,465,000	4,465,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.083%, 6/24/20	1,194,000	1,194,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.650%), zero %, 8/25/52	758,000	758,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/20	1,353,000	1,353,000

Total asset-backed securities (cost $9,220,000)		$9,220,000

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$833,400	$102,900
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	833,400	46,529
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	359,700	32,258
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	359,700	24,719

Total purchased swap options outstanding (cost $239,266)			$206,406

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Apr-20/$255.00	$28,605,628		$96,176	$451,518
SPDR S&P 500 ETF Trust (Put)	May-20/250.00	29,183,832		98,120	436,724
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jul-20/255.00	29,823,306		100,270	646,513
SPDR S&P 500 ETF Trust (Put)	Feb-20/240.00	30,886,916		103,846	230,000
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 73.00	26,177,710	AUD	38,279,900	127,276
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Jun-20/255.00	28,976,523		$97,423	607,094
SPDR S&P 500 ETF Trust (Put)	Mar-20/250.00	29,624,028		99,600	382,031

Total purchased options outstanding (cost $4,576,104)					$2,881,156

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $75,429)(RES)	$96,895	$28,100

Total convertible bonds and notes (cost $85,884)		$28,100

SHORT-TERM INVESTMENTS (41.9%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.281%, 10/4/19		$5,500,000	$5,477,855
Barclays Bank PLC CCP asset backed commercial paper 2.557%, 8/21/19		6,000,000	5,991,936
CAFCO, LLC asset backed commercial paper 2.505%, 8/15/19		3,439,000	3,435,733
CAFCO, LLC asset backed commercial paper 2.378%, 8/5/19		4,000,000	3,998,692
Chariot Funding, LLC asset backed commercial paper 2.505%, 8/13/19		2,250,000	2,248,121
CRC Funding, LLC asset backed commercial paper 2.374%, 9/9/19		3,000,000	2,992,267
DNB Bank ASA commercial paper 2.485%, 8/15/19		8,750,000	8,741,636
Federal Home Loan Banks unsec. discount notes commercial paper 2.359%, 8/28/19		5,000,000	4,992,125
Interest in $551,350,000 joint tri-party repurchase agreement dated 7/31/19 with Citigroup Global Markets, Inc. due 8/1/19 - maturity value of $41,591,923 for an effective yield of 2.530% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 1.125% to 7.875% and due dates ranging from 11/30/20 to 2/28/21, valued at $562,383,253)		41,589,000	41,589,000
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.494%, 8/20/19		8,750,000	8,738,756
Matchpoint Finance PLC asset backed commercial paper 2.313%, 9/19/19		3,250,000	3,240,011
MetLife Short Term Funding, LLC asset backed commercial paper 2.223%, 10/25/19		6,750,000	6,714,573
NRW.Bank commercial paper 2.252%, 10/9/19		7,250,000	7,219,254
Old Line Funding, LLC asset backed commercial paper 2.550%, 8/5/19		6,000,000	5,998,037
Prudential PLC commercial paper 2.232%, 10/15/19		7,250,000	7,215,256
Putnam Cash Collateral Pool, LLC 2.49%(AFF)	Shares	34,114,242	34,114,242
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	251,979,517	251,979,517
Regency Markets No. 1, LLC asset backed commercial paper 2.415%, 8/8/19		$9,250,000	9,245,080
Simon Property Group LP commercial paper 2.474%, 8/19/19		6,000,000	5,992,688
Societe Generale SA commercial paper 2.212%, 10/15/19		5,750,000	5,722,736
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	8,049,000	8,049,000
Thunder Bay Funding, LLC asset backed commercial paper 2.445%, 9/4/19		$3,750,000	3,741,669
Toronto-Dominion Bank (The) commercial paper 2.511%, 8/6/19		7,250,000	7,247,140
Total Capital Canada, Ltd. commercial paper 2.233%, 10/23/19		8,750,000	8,704,920
U.S. Treasury Bills 2.369%, 8/15/19(SEG)(SEGSF)(SEGCCS)		2,699,000	2,696,896
U.S. Treasury Bills 2.246%, 8/6/19(SEG)(SEGSF)(SEGCCS)		18,905,000	18,899,724
U.S. Treasury Bills 2.150%, 8/13/19(SEG)(SEGSF)(SEGCCS)		10,494,999	10,487,778
U.S. Treasury Bills 2.062%, 12/5/19(SEG)(SEGSF)(SEGCCS)		4,278,000	4,247,539

Total short-term investments (cost $489,722,999)			$489,722,181
TOTAL INVESTMENTS

Total investments (cost $1,386,731,684)			$1,409,924,615

	FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $279,026,865) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$1,332,848	$1,363,915	$(31,067)
		Brazilian Real	Buy	10/2/19	3,140,045	3,203,661	(63,616)
		British Pound	Buy	9/18/19	3,189,290	3,294,901	(105,611)
		Canadian Dollar	Buy	10/16/19	1,590,966	1,604,102	(13,136)
		Japanese Yen	Sell	8/21/19	4,639,728	4,475,113	(164,615)
		Mexican Peso	Buy	10/16/19	3,231,973	3,205,609	26,364
		New Zealand Dollar	Buy	10/16/19	1,559,402	1,610,323	(50,921)
		Russian Ruble	Buy	9/18/19	3,205,253	3,223,784	(18,531)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	5,741,027	5,778,325	37,298
		Euro	Sell	9/18/19	6,481,184	6,614,070	132,886
		New Zealand Dollar	Sell	10/16/19	3,244,206	3,298,412	54,206
		Norwegian Krone	Buy	9/18/19	3,267,808	3,309,154	(41,346)
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	399,745	409,096	(9,351)
		Brazilian Real	Buy	10/2/19	3,254,208	3,228,405	25,803
		British Pound	Sell	9/18/19	113,481	118,449	4,968
		Canadian Dollar	Buy	10/16/19	2,427,837	2,460,813	(32,976)
		Euro	Buy	9/18/19	3,219,479	3,303,951	(84,472)
		Japanese Yen	Sell	8/21/19	739,159	499,145	(240,014)
		New Zealand Dollar	Sell	10/16/19	1,637,260	1,665,060	27,800
	Credit Suisse International
		Euro	Buy	9/18/19	50,671	55,675	(5,004)
	Goldman Sachs International
		Australian Dollar	Sell	10/16/19	6,303,162	6,465,512	162,350
		British Pound	Sell	9/18/19	1,791,926	1,867,500	75,574
		Canadian Dollar	Sell	10/16/19	478,375	481,517	3,142
		Euro	Buy	9/18/19	3,285,707	3,363,903	(78,196)
		Indian Rupee	Buy	11/20/19	3,252,706	3,204,972	47,734
		Japanese Yen	Sell	8/21/19	6,901,688	6,762,473	(139,215)
		New Taiwan Dollar	Sell	8/21/19	6,538,031	6,564,708	26,677
		New Zealand Dollar	Sell	10/16/19	1,887,998	1,899,735	11,737
		Norwegian Krone	Buy	9/18/19	9,272,701	9,376,847	(104,146)
		Russian Ruble	Buy	9/18/19	3,205,251	3,216,460	(11,209)
		South Korean Won	Sell	11/20/19	6,408,117	6,548,770	140,653
		Swedish Krona	Sell	9/18/19	12,825,522	13,080,043	254,521
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/19	1,275,948	1,328,158	52,210
		British Pound	Buy	9/18/19	3,154,185	3,249,062	(94,877)
		Euro	Sell	9/18/19	142,900	147,509	4,609
		Indonesian Rupiah	Buy	11/20/19	3,255,137	3,205,274	49,863
		Japanese Yen	Buy	8/21/19	3,380,481	3,383,191	(2,710)
		Japanese Yen	Sell	8/21/19	3,380,481	3,340,003	(40,478)
		New Zealand Dollar	Buy	10/16/19	3,173,910	3,229,116	(55,206)
		South Korean Won	Sell	11/20/19	3,204,059	3,285,743	81,684
		Swedish Krona	Sell	9/18/19	3,137,623	3,201,500	63,877
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/19	8,322,506	8,376,645	54,139
		Euro	Sell	9/18/19	10,661,630	10,858,574	196,944
		Japanese Yen	Buy	8/21/19	6,658,638	6,670,217	(11,579)
		Japanese Yen	Sell	8/21/19	6,658,638	6,673,226	14,588
		Mexican Peso	Buy	10/16/19	3,231,973	3,221,656	10,317
		New Zealand Dollar	Sell	10/16/19	5,127,403	5,188,507	61,104
		Norwegian Krone	Buy	9/18/19	4,129,404	4,202,884	(73,480)
		Swedish Krona	Sell	9/18/19	3,267,677	3,348,621	80,944
		Swiss Franc	Sell	9/18/19	1,235,940	1,241,204	5,264
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	9,905,321	10,109,014	(203,693)
		Canadian Dollar	Buy	10/16/19	3,169,640	3,203,902	(34,262)
		Euro	Sell	9/18/19	3,229,925	3,316,254	86,329
		Indian Rupee	Buy	11/20/19	3,252,704	3,207,467	45,237
		Japanese Yen	Buy	8/21/19	1,137,777	1,140,035	(2,258)
		Japanese Yen	Sell	8/21/19	1,137,777	1,115,117	(22,660)
		New Taiwan Dollar	Sell	8/21/19	3,269,017	3,284,107	15,090
		Norwegian Krone	Buy	9/18/19	3,219,160	3,300,002	(80,842)
		Swedish Krona	Sell	9/18/19	3,177,997	3,307,472	129,475
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	35,581	21,472	14,109
		British Pound	Sell	9/18/19	69,844	70,435	591
		Canadian Dollar	Buy	10/16/19	1,590,966	1,604,101	(13,135)
		Euro	Buy	9/18/19	2,943,347	2,933,959	9,388
		Japanese Yen	Sell	8/21/19	8,888,809	8,652,178	(236,631)
		Norwegian Krone	Buy	9/18/19	14,503,551	14,799,127	(295,576)
		Swedish Krona	Sell	9/18/19	5,726,963	5,867,697	140,734
	UBS AG
		Australian Dollar	Buy	10/16/19	3,548,001	3,629,922	(81,921)
		Japanese Yen	Buy	8/21/19	4,854,925	4,880,368	(25,443)
		Japanese Yen	Sell	8/21/19	4,854,925	4,864,200	9,275
		Swedish Krona	Sell	9/18/19	3,283,278	3,363,675	80,397
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	6,530,491	6,650,868	(120,377)

	Unrealized appreciation						2,237,881

	Unrealized (depreciation)						(2,588,554)

	Total						$(350,673)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	22	$3,278,418	$3,280,530	Sep-19	$(1,579)
S&P Mid Cap 400 Index E-Mini (Long)	996	195,885,312	196,022,760	Sep-19	6,087,907
U.S. Treasury Note 10 yr (Long)	3,416	435,273,125	435,273,125	Sep-19	7,156,002

Unrealized appreciation					13,243,909

Unrealized (depreciation)					(1,579)

Total					$13,242,330

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $196,932) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
SPDR S&P 500 ETF Trust (Call)	Aug-19/$309.00	$36,171,949		$121,615	$49,297
SPDR S&P 500 ETF Trust (Call)	Aug-19/309.00	36,149,642		121,540	9,532
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	39,266,599	AUD	57,419,900	15,235

Total					$74,064

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	$166,600	$(21,033)	$2,541
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(9,428)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	24,002
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(90,083)

Unrealized appreciation				26,543

Unrealized (depreciation)				(99,511)

Total				$(72,968)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/19 (proceeds receivable $34,657,148) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 8/1/49	$1,000,000	8/21/19	$1,041,484
Uniform Mortgage-Backed Securities, 4.50%, 8/1/49	10,000,000	8/13/19	10,483,594
Uniform Mortgage-Backed Securities, 3.00%, 8/1/49	23,000,000	8/13/19	23,206,642

Total			$34,731,720

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$276,000	$70,467		$(9)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$70,897
		159,900	15,929	(E)	(5)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,934)
		391,400	6,866	(E)	(6)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,871)
		39,635,000	180,815	(E)	40,289	9/18/29	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(140,527)
		43,320,000	118,740	(E)	109,312	9/18/24	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(9,428)
		470,500	2,950	(E)	(5)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	2,945
		39,300	772	(E)	(1)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(773)
		278,435,000	1,026,033	(E)	329,865	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,355,894
		66,473,000	23,531	(E)	397,275	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	420,807
		8,793,400	149,549	(E)	(152,419)	9/18/49	3 month USD-LIBOR-BBA — Quarterly	2.25% — Semiannually	(2,869)
		96,733,000	884,817	(E)	(1,204,681)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(319,862)
		5,725,500	1,867		(76)	6/26/29	1.9451% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,320
		5,725,500	2,021		(76)	6/26/29	1.9448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,476
		4,702,000	6,583		(62)	6/28/29	3 month USD-LIBOR-BBA — Quarterly	1.9335% — Semiannually	(8,910)
		4,800,000	3,672		(64)	7/2/29	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	1,898
		6,142,000	17,327		(23)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78913% — Semiannually	(19,955)
		6,142,000	17,271		(23)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.7896% — Semiannually	(19,898)
		6,142,000	17,443		(23)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78813% — Semiannually	(20,076)
		4,611,000	231		(37)	7/12/24	1.82% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,757
		5,174,000	11,766		(42)	7/15/24	1.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,474)
		3,459,000	2,539		(13)	7/16/21	1.9002% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,357
		8,180,000	96,589		(108)	7/16/29	2.07946% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,343)
		5,007,000	9,068		(41)	7/16/24	1.8585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,818)
		5,360,000	4,052		(43)	7/17/24	1.8355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,778)
		4,538,000	11,463		(37)	7/18/24	1.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,510)
		4,428,000	5,987		(59)	7/24/29	3 month USD-LIBOR-BBA — Quarterly	1.965% — Semiannually	5,374
		4,753,000	8,560		(38)	7/24/24	1.781% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,287
		6,604,000	31,158		(88)	7/30/29	2.00168% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,781)
		4,566,000	12,744		(61)	8/1/29	3 month USD-LIBOR-BBA — Quarterly	1.981% — Semiannually	12,683
		4,550,000	6,962		(37)	8/2/24	1.7855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,925
	AUD	52,818,000	372,935	(E)	61,670	9/18/24	1.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(311,265)
	AUD	32,585,000	386,146	(E)	(189,036)	9/18/29	6 month AUD-BBR-BBSW — Semiannually	1.60% — Semiannually	197,110
	CAD	80,711,000	487,764	(E)	(76,675)	9/18/24	1.65% — Semiannually	3 month CAD-BA-CDOR — Semiannually	411,089
	CAD	24,612,000	203,546	(E)	(95,743)	9/18/29	1.80% — Semiannually	3 month CAD-BA-CDOR — Semiannually	107,804
	CHF	9,796,000	12,105	(E)	(25,214)	9/18/24	—	0.70% plus 6 month CHF-LIBOR-BBA — Semiannually	(37,319)
	CHF	39,015,000	143,930	(E)	285,609	9/18/29	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	429,539
	EUR	53,140,000	242,951	(E)	110,719	9/18/24	—	0.25% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(132,234)
	EUR	70,557,000	1,378,347	(E)	154,015	9/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.20% — Annually	1,532,362
	GBP	29,296,000	295,703	(E)	(11,022)	9/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	284,683
	GBP	37,349,000	676,578	(E)	2,116	9/18/29	6 month GBP-LIBOR-BBA — Semiannually	1.00% — Semiannually	678,695
	NOK	613,000	818	(E)	(587)	9/18/24	1.50% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	230
	NOK	76,529,000	68,538	(E)	68,366	9/18/29	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	(172)
	NZD	43,547,000	204,268	(E)	(16,596)	9/18/24	1.45% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(220,865)
	NZD	20,727,000	182,433	(E)	18,861	9/18/29	3 month NZD-BBR-FRA — Quarterly	1.80% — Semiannually	201,295
	SEK	166,769,000	96,026	(E)	(48,513)	9/18/24	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(144,540)
	SEK	224,254,000	457,619	(E)	(103,931)	9/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.60% — Annually	353,688

	Total				$(347,297)				$4,527,913
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$471,032,053	$471,609,256	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$233,102
	471,028,286	472,491,883	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(810,665)
	Barclays Bank PLC
	2,742,046	2,743,273	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,146
	440,396	440,593	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	505
	166,311	166,385	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	191
	2,696,149	2,702,484	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	8,806
	845,180	847,166	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,760
	250,079	250,667	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	817
	14,151,933	14,198,997	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	62,996
	1,968,372	1,981,484	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	15,336
	923,540	924,307	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,143)
	15,540,234	15,558,917	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(43,807)
	185,645	179,595	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,413
	46,533	45,518	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(489)
	135,974	132,923	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,513)
	6,813	6,660	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(75)
	Citibank, N.A.
	437,704,058	438,164,522	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	150,273
	1,557,405	1,499,327	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	60,085
	7,241,094	6,999,724	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advanced Micro Devices — Monthly	250,699
	2,157,559	1,968,623	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	191,716
	1,651,768	1,470,459	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	183,438
	661,354	791,615	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Appian Corp. — Monthly	(129,789)
	1,251,014	1,067,625	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	180,884
	936,196	965,740	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Balchem Corporation — Monthly	(28,338)
	1,647,164	1,546,034	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	103,252
	1,661,446	1,752,075	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	BWX Technologies, Inc. — Monthly	(88,489)
	2,066,717	2,105,100	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Catalent, Inc. — Monthly	(35,720)
	6,581,926	6,330,134	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	260,272
	1,304,059	1,319,325	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	China Biologic Products Holdings, Inc. — Monthly	(13,711)
	11,146,119	10,521,990	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	638,489
	1,552,516	1,466,489	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	88,027
	1,143,589	1,117,853	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cubic Corp. — Monthly	26,120
	880,095	1,279,219	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	(398,187)
	1,732,931	1,491,904	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dine Brands Global, Inc. — Monthly	242,386
	1,195,902	1,252,359	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dolby Laboratories, Inc. — Monthly	(54,917)
	6,530,206	5,738,630	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Domino's Pizza, Inc. — Monthly	799,989
	960,745	839,774	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dorman Products Inc. — Monthly	121,724
	894,831	800,876	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	94,965
	1,272,853	1,380,853	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	(106,360)
	2,278,250	2,459,618	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	(180,602)
	1,348,538	1,106,038	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Granite Construction, Inc. — Monthly	243,557
	230,978	155,183	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GTT Communications Inc — Monthly	74,042
	2,318,429	2,315,481	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Guidewire Software, Inc. — Monthly	5,936
	3,808,132	3,525,480	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	287,558
	793,861	793,055	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Home BancShares — Monthly	1,829
	1,671,919	1,693,908	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(19,835)
	3,869,478	3,916,119	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	(41,656)
	615,940	574,902	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	41,832
	1,826,946	1,674,243	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Instructure Inc — Monthly	155,056
	4,027,559	4,131,399	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Insulet Corp. — Monthly	(98,650)
	2,506,105	2,453,663	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Jabil, Inc. — Monthly	55,671
	430,810	424,836	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	John Wiley & Sons, Inc. — Monthly	3,356
	11,072,241	11,558,649	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	(472,144)
	689,296	692,048	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kulicke & Soffa Industries — Monthly	(1,865)
	1,969,531	2,054,014	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LHC Group, Inc. — Monthly	(82,938)
	2,943,537	2,892,806	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MasTec, Inc. — Monthly	54,523
	1,801,233	1,815,339	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medidata Solutions, Inc. — Monthly	(11,786)
	32,964,678	32,519,414	—	9/20/19	3 month USD-LIBOR-BBA minus 0.27% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	526,667
	72,858,748	72,969,495	—	3/19/20	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	109,297
	1,102,084	1,158,563	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	National Vision Holdings, Inc. — Monthly	(55,060)
	9,281,553	8,698,574	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netapp Inc — Monthly	594,936
	1,162,278	1,013,154	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	150,621
	3,719,065	3,731,568	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(7,711)
	1,661,961	1,673,766	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(9,664)
	3,297,327	2,884,073	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	415,158
	1,413,682	1,544,959	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(129,456)
	1,852,794	1,352,821	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	502,360
	1,425,538	1,395,867	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	31,508
	9,584,652	9,481,598	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	115,403
	8,275,525	7,771,493	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	514,694
	224,452,591	223,622,183	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	1,084,086
	2,023,418	2,120,439	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	(93,055)
	1,681,176	1,820,832	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Silicon Laboratories, Inc. — Monthly	(138,338)
	1,017,013	1,084,525	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Supernus Pharmaceuticals, Inc. — Monthly	(66,202)
	890,116	893,076	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,962
	427,582	429,004	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,904
	9,772,718	10,129,499	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(348,249)
	6,579,757	6,103,143	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	485,092
	2,088,185	1,942,904	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Trimble, Inc. — Monthly	147,971
	3,755,886	3,915,883	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(155,158)
	466,590	419,004	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	48,187
	6,320,397	5,320,030	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	1,008,509
	815,234	837,555	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Winnebago Industires — Monthly	(22,047)
	Credit Suisse International
	615,891	617,939	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,742
	508,727	501,112	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,658)
	295,580	285,947	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,025)
	188,160	182,028	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,472)
	74,105	71,689	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,761)
	14,109	13,649	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(335)
	804,696	789,130	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,481)
	200,826	196,941	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,867)
	109,070	105,922	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,040)
	11,207	10,883	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(210)
	438,289	425,639	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	8,200
	Goldman Sachs International
	397,826,134	389,992,401	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	(8,068,604)
	397,401,719	390,906,386	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	6,386,275
	515,630,652	504,354,559	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(11,591,411)
	484,335,293	475,597,739	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	8,913,467
	56,006,213	59,316,541	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	3,305,038
	17,620,198	17,609,388	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(14,554)
	52,410,119	52,462,541	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	41,285
	8,721,136	8,693,990	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	(28,382)
	26,608,168	26,620,345	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	8,407
	14,060,510	13,838,708	—	12/12/19	1 month USD-LIBOR-BBA plus 0.21% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	241,948
	406,796	408,149	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,811
	54,226	54,292	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(153)
	144,573	144,747	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(407)
	302,452	302,816	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(853)
	805,102	806,069	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,269)
	1,102,875	1,104,201	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,109)
	443,476	438,017	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,787
	386,307	373,718	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9,182
	525,406	515,243	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,885)
	19,711	19,142	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(369)
	387,753	379,292	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,072)
	281,328	275,189	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,955)
	150,274	146,995	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,578)
	817	799	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9)
	237,939	232,600	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,647)
	189,753	185,495	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,110)
	173,143	169,258	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,926)
	133,576	130,579	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,485)
	5,783	5,654	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(65)
	JPMorgan Chase Bank N.A.
	38,574,676	38,531,658	—	3/25/20	(1 month USD-LIBOR-BBA plus 0.18%) — Monthly	Energy Select Sector SPDR — Monthly	(50,801)
	141,339	137,260	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,644)
	126,078	122,439	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,358)
	30,885	29,994	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(578)
	JPMorgan Securities LLC
	112,033	110,357	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	585
	215,700	208,046	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,587)
	215,700	208,046	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,587
	409,987	402,056	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,811
	1,120,942	1,099,258	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	10,421
	UBS AG
	197,859,532	193,964,229	—	8/21/19	1 month USD-LIBOR-BBA — Monthly	MSCI Emerging Markets TR Net USD — Monthly	4,024,833

Upfront premium received			—	Unrealized appreciation			33,353,485

Upfront premium (paid)			—	Unrealized (depreciation)			(23,470,279)

		Total	$—			Total	$9,883,206
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Alphabet, Inc. Class A	Technology	15,303	$18,641,888	3.95%
JPMorgan Chase & Co.	Financials	116,019	13,458,174	2.85%
Amazon.com, Inc.	Consumer cyclicals	6,977	13,023,965	2.76%
Cisco Systems, Inc.	Technology	199,415	11,047,591	2.34%
Chevron Corp.	Energy	89,187	10,979,820	2.33%
Apple, Inc.	Technology	50,877	10,838,830	2.30%
Microsoft Corp.	Technology	77,267	10,529,143	2.23%
Verizon Communications, Inc.	Communication services	182,143	10,067,068	2.13%
Citigroup, Inc.	Financials	138,134	9,829,626	2.08%
Starbucks Corp.	Consumer staples	101,477	9,608,834	2.04%
Boeing Co. (The)	Capital goods	27,012	9,215,963	1.95%
Oracle Corp.	Technology	158,169	8,904,909	1.89%
Adobe, Inc.	Technology	27,579	8,242,309	1.75%
Coca-Cola Co. (The)	Consumer staples	151,602	7,978,792	1.69%
International Business Machines Corp.	Technology	53,815	7,977,579	1.69%
Comcast Corp. Class A	Communication services	173,533	7,491,427	1.59%
Medtronic PLC	Health care	63,572	6,480,530	1.37%
Abbott Laboratories	Health care	72,570	6,320,866	1.34%
Johnson & Johnson	Health care	45,380	5,909,329	1.25%
PepsiCo, Inc.	Consumer staples	43,815	5,599,998	1.19%
Merck & Co., Inc.	Health care	67,342	5,588,752	1.19%
Amgen, Inc.	Health care	28,633	5,342,313	1.13%
PayPal Holdings, Inc.	Consumer cyclicals	48,208	5,322,132	1.13%
Lockheed Martin Corp.	Capital goods	14,409	5,218,579	1.11%
Intuit, Inc.	Technology	18,765	5,203,661	1.10%
Honeywell International, Inc.	Capital goods	29,077	5,014,624	1.06%
ConocoPhillips	Energy	82,925	4,899,231	1.04%
Home Depot, Inc. (The)	Consumer cyclicals	22,695	4,849,758	1.03%
Automatic Data Processing, Inc.	Consumer cyclicals	25,641	4,269,766	0.91%
Walmart, Inc.	Consumer cyclicals	38,011	4,195,704	0.89%
Mondelez International, Inc. Class A	Consumer staples	76,236	4,077,880	0.86%
Xilinx, Inc.	Technology	35,612	4,067,229	0.86%
Delta Air Lines, Inc.	Transportation	65,886	4,021,668	0.85%
MetLife, Inc.	Financials	77,359	3,823,081	0.81%
Procter & Gamble Co. (The)	Consumer staples	32,028	3,780,598	0.80%
eBay, Inc.	Technology	88,498	3,645,239	0.77%
Morgan Stanley	Financials	78,367	3,492,052	0.74%
Phillips 66	Energy	31,456	3,226,102	0.68%
Booking Holdings, Inc.	Consumer cyclicals	1,700	3,206,611	0.68%
Valero Energy Corp.	Energy	37,255	3,175,962	0.67%
Best Buy Co., Inc.	Consumer cyclicals	40,741	3,117,909	0.66%
Lowe's Cos., Inc.	Consumer cyclicals	29,347	2,975,753	0.63%
Danaher Corp.	Conglomerates	21,112	2,966,263	0.63%
Broadcom, Inc.	Technology	10,206	2,959,675	0.63%
Exelon Corp.	Utilities and power	64,927	2,925,620	0.62%
Ingersoll-Rand PLC	Capital goods	23,258	2,876,131	0.61%
Veeva Systems, Inc. Class A	Technology	17,301	2,870,161	0.61%
Waste Management, Inc.	Capital goods	24,509	2,867,577	0.61%
Cummins, Inc.	Capital goods	17,347	2,844,898	0.60%
Sysco Corp.	Consumer staples	39,961	2,740,129	0.58%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	102,532	$11,893,697	2.71%
Alphabet, Inc. Class A	Technology	8,658	10,547,377	2.41%
TWDC Enterprises 18 Corp.	Consumer cyclicals	72,633	10,387,227	2.37%
Microsoft Corp.	Technology	70,794	9,647,126	2.20%
Apple, Inc.	Technology	41,610	8,864,655	2.02%
Starbucks Corp.	Consumer staples	93,124	8,817,939	2.01%
Amazon.com, Inc.	Consumer cyclicals	4,586	8,560,912	1.95%
Texas Instruments, Inc.	Technology	68,169	8,521,754	1.94%
Honeywell International, Inc.	Capital goods	49,244	8,492,548	1.94%
U.S. Bancorp	Financials	136,498	7,800,847	1.78%
Automatic Data Processing, Inc.	Consumer cyclicals	46,553	7,752,038	1.77%
Mondelez International, Inc. Class A	Consumer staples	141,429	7,565,050	1.73%
Intuit, Inc.	Technology	27,062	7,504,454	1.71%
Fidelity National Information Services, Inc.	Technology	54,771	7,298,239	1.67%
TJX Cos., Inc. (The)	Consumer cyclicals	133,280	7,271,781	1.66%
Intercontinental Exchange, Inc.	Financials	80,330	7,057,812	1.61%
Ingersoll-Rand PLC	Capital goods	56,938	7,041,006	1.61%
Kinder Morgan, Inc.	Utilities and power	340,916	7,029,691	1.60%
T-Mobile US, Inc.	Communication services	81,001	6,458,232	1.47%
Allstate Corp. (The)	Financials	59,829	6,425,611	1.47%
Exelon Corp.	Utilities and power	138,907	6,259,149	1.43%
Zimmer Biomet Holdings, Inc.	Health care	45,074	6,090,904	1.39%
Waste Management, Inc.	Capital goods	51,608	6,038,105	1.38%
Exxon Mobil Corp.	Energy	80,299	5,971,013	1.36%
Cisco Systems, Inc.	Technology	107,711	5,967,163	1.36%
Sysco Corp.	Consumer staples	86,232	5,912,916	1.35%
Johnson & Johnson	Health care	44,844	5,839,543	1.33%
Cognizant Technology Solutions Corp. Class A	Technology	86,586	5,640,185	1.29%
Omnicom Group, Inc.	Consumer cyclicals	70,028	5,617,615	1.28%
eBay, Inc.	Technology	128,061	5,274,848	1.20%
Annaly Capital Management, Inc.	Financials	536,816	5,126,596	1.17%
VICI Properties, Inc.	Financials	224,570	4,792,316	1.09%
Baxter International, Inc.	Health care	56,618	4,754,206	1.09%
Norfolk Southern Corp.	Transportation	24,163	4,618,105	1.05%
Vistra Energy Corp.	Utilities and power	214,741	4,608,336	1.05%
Occidental Petroleum Corp.	Energy	88,074	4,523,465	1.03%
Ross Stores, Inc.	Consumer cyclicals	41,835	4,435,719	1.01%
Merck & Co., Inc.	Health care	52,798	4,381,665	1.00%
Verizon Communications, Inc.	Communication services	77,493	4,283,028	0.98%
Pfizer, Inc.	Health care	108,562	4,216,544	0.96%
Hershey Co. (The)	Consumer staples	27,467	4,167,772	0.95%
AGNC Investment Corp.	Financials	238,826	4,093,474	0.93%
Cadence Design Systems, Inc.	Technology	54,810	4,051,034	0.92%
Procter & Gamble Co. (The)	Consumer staples	33,095	3,906,516	0.89%
Leidos Holdings, Inc.	Technology	46,034	3,779,404	0.86%
Juniper Networks, Inc.	Communication services	138,939	3,754,126	0.86%
AutoZone, Inc.	Consumer cyclicals	3,332	3,742,113	0.85%
F5 Networks, Inc.	Technology	25,476	3,737,817	0.85%
Garmin, Ltd.	Technology	45,954	3,611,526	0.82%
Hologic, Inc.	Health care	69,732	3,573,773	0.82%

A BASKET (GSGLPW2L) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Newcrest Mining, Ltd. (Australia)	Basic materials	137,321	$3,367,591	0.86%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	31,313	3,217,100	0.82%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	149,834	3,165,321	0.81%
Telstra Corp., Ltd. (Australia)	Communication services	1,138,759	3,116,011	0.80%
Shionogi & Co., Ltd. (Japan)	Health care	54,015	3,013,285	0.77%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Financials	397,419	3,013,177	0.77%
Hoya Corp. (Japan)	Technology	38,886	3,010,231	0.77%
Arkema SA (France)	Basic materials	33,019	3,003,547	0.77%
Kansai Electric Power Co., Inc. (The) (Japan)	Utilities and power	239,481	2,968,833	0.76%
Kajima Corp. (Japan)	Basic materials	228,662	2,965,292	0.76%
Shinhan Financial Group Co., Ltd. (South Korea)	Financials	80,107	2,945,347	0.76%
Swiss Life Holding AG (Switzerland)	Financials	6,056	2,945,337	0.76%
Rio Tinto PLC (United Kingdom)	Basic materials	50,965	2,931,751	0.75%
Goodman Group (Australia)	Financials	286,234	2,921,817	0.75%
Peugeot SA (France)	Consumer cyclicals	122,637	2,916,579	0.75%
Hitachi, Ltd. (Japan)	Capital goods	80,694	2,892,583	0.74%
Partners Group Holding AG (Switzerland)	Financials	3,593	2,881,991	0.74%
Tosoh Corp. (Japan)	Basic materials	203,014	2,866,411	0.73%
Faurecia SA (France)	Capital goods	59,353	2,841,609	0.73%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	42,406	2,817,808	0.72%
Unilever PLC (United Kingdom)	Consumer staples	45,855	2,782,367	0.71%
3i Group PLC (United Kingdom)	Financials	203,590	2,773,304	0.71%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	50,469	2,742,499	0.70%
BHP Billiton PLC (United Kingdom)	Basic materials	112,374	2,730,196	0.70%
Dassault Systemes SA (France)	Technology	17,756	2,728,241	0.70%
Xhen Ding Technology Holding, Ltd. (Taiwan)	Technology	740,381	2,714,330	0.70%
Otsuka Corp. (Japan)	Technology	68,138	2,714,237	0.70%
Macquarie Group, Ltd. (Australia)	Financials	29,564	2,624,390	0.67%
Auto Trader Group PLC (United Kingdom)	Consumer staples	394,374	2,616,307	0.67%
CSL, Ltd. (Australia)	Health care	16,455	2,604,298	0.67%
WH Group, Ltd. (Hong Kong)	Consumer staples	2,643,373	2,603,560	0.67%
Yangzijiang Shipbuilding Holdings, Ltd. (China)	Transportation	2,451,331	2,561,399	0.66%
Roche Holding AG (Switzerland)	Health care	9,452	2,545,786	0.65%
Deutsche Boerse AG (Germany)	Financials	18,064	2,540,165	0.65%
Ashtead Group PLC (United Kingdom)	Consumer staples	91,090	2,535,188	0.65%
Evraz PLC (Russia)	Basic materials	317,749	2,532,834	0.65%
Deutsche Telekom AG (Germany)	Communication services	152,672	2,529,381	0.65%
Legal & General Group PLC (United Kingdom)	Financials	787,897	2,525,691	0.65%
Allianz SE (Germany)	Financials	10,759	2,520,331	0.65%
Baloise Holding AG (Switzerland)	Financials	13,594	2,470,323	0.63%
Sonova Holding AG (Switzerland)	Health care	10,599	2,456,929	0.63%
GlaxoSmithKline PLC (United Kingdom)	Health care	117,215	2,443,647	0.63%
Amada Holdings Co., Ltd. (Japan)	Capital goods	215,756	2,400,492	0.62%
IHI Corp. (Japan)	Capital goods	99,687	2,392,666	0.61%
Legrand SA (France)	Capital goods	33,385	2,373,702	0.61%
Coca-Cola HBC AG (Switzerland)	Consumer staples	67,643	2,348,924	0.60%
Fila Korea, Ltd. (South Korea)	Consumer cyclicals	41,033	2,341,059	0.60%
Scentre Group (Australia)	Financials	837,959	2,304,479	0.59%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	65,690	2,303,307	0.59%
Kering SA (France)	Consumer cyclicals	4,392	2,295,653	0.59%

A BASKET (GSGLPW2S) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Umicore SA (Belgium)	Basic materials	101,676	$3,219,580	0.82%
Otsuka Holdings Company, Ltd. (Japan)	Health care	86,358	3,195,017	0.82%
Yaskawa Electric Corp. (Japan)	Technology	94,993	3,193,409	0.82%
EssilorLuxottica SA (France)	Health care	23,164	3,163,268	0.81%
Westpac Banking Corp. (Australia)	Financials	158,205	3,124,082	0.80%
Galenica AG (Switzerland)	Health care	20,934	3,123,141	0.80%
Deutsche Bank AG (Germany)	Financials	397,844	3,118,432	0.80%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	36,054	3,110,127	0.80%
Daimler AG (Germany)	Consumer cyclicals	58,881	3,074,352	0.79%
Commonwealth Bank of Australia (Australia)	Financials	54,124	3,070,220	0.79%
Worldline SA (France)	Technology	42,435	3,061,609	0.78%
Terumo Corp. (Japan)	Health care	102,934	3,016,668	0.77%
Sysmex Corp. (Japan)	Health care	41,024	3,001,534	0.77%
JGC Corp. (Japan)	Capital goods	228,505	2,999,034	0.77%
Weir Group PLC (The) (United Kingdom)	Capital goods	162,859	2,985,206	0.76%
MS&AD Insurance Group Holdings (Japan)	Financials	89,593	2,954,935	0.76%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	1,190,943	2,897,841	0.74%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	85,778	2,871,772	0.73%
British Land Co., PLC (The) (United Kingdom)	Financials	461,019	2,867,633	0.73%
Bunzl PLC (United Kingdom)	Consumer staples	108,682	2,861,127	0.73%
Canon, Inc. (Japan)	Capital goods	104,421	2,856,845	0.73%
Yamato Holdings Co., Ltd. (Japan)	Transportation	142,541	2,814,067	0.72%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	429,500	2,811,775	0.72%
Atlas Copco AB Class A (Sweden)	Capital goods	89,068	2,757,514	0.71%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	26,840	2,721,476	0.70%
Ferrovial SA (Spain)	Basic materials	99,562	2,610,579	0.67%
St. James's Place PLC (United Kingdom)	Financials	216,623	2,609,997	0.67%
Nitori Holdings Co., Ltd. (Japan)	Consumer cyclicals	19,021	2,580,519	0.66%
Air Liquide SA (France)	Basic materials	18,405	2,561,499	0.66%
S-Oil Corp. (South Korea)	Energy	32,025	2,547,127	0.65%
AIA Group, Ltd. (Hong Kong)	Financials	246,172	2,544,147	0.65%
Japan Tobacco, Inc. (Japan)	Consumer staples	113,875	2,537,596	0.65%
Samsung Biologics Co., Ltd. (South Korea)	Health care	10,656	2,521,974	0.65%
Hyundai Heavy Industries Co., Ltd. (South Korea)	Capital goods	27,329	2,506,271	0.64%
ThyssenKrupp AG (Germany)	Basic materials	190,154	2,474,976	0.63%
Prudential PLC (United Kingdom)	Financials	118,359	2,460,818	0.63%
voestalpine AG (Austria)	Basic materials	91,760	2,456,072	0.63%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	49,509	2,447,947	0.63%
Samsung SDI Co., Ltd. (South Korea)	Communication services	11,622	2,446,010	0.63%
FANUC Corp. (Japan)	Technology	13,428	2,415,423	0.62%
Intesa Sanpaolo SpA (Italy)	Financials	1,100,348	2,401,740	0.61%
Danone SA (France)	Consumer staples	27,476	2,398,394	0.61%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	686,641	2,384,823	0.61%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	330,729	2,372,342	0.61%
Sumitomo Metal Mining Co., Ltd. (Japan)	Basic materials	82,090	2,355,150	0.60%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	74,070	2,352,638	0.60%
ITOCHU Corp. (Japan)	Consumer staples	120,774	2,315,916	0.59%
Transurban Group (Units) (Australia)	Transportation	215,095	2,305,349	0.59%
Seiko Epson Corp. (Japan)	Technology	155,172	2,300,960	0.59%
Siemens AG (Germany)	Conglomerates	20,588	2,269,118	0.58%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Starbucks Corp.	Consumer staples	34,477	$3,264,590	0.65%
AXA Equitable Holdings, Inc.	Financials	145,116	3,262,218	0.65%
Cincinnati Financial Corp.	Financials	27,733	2,976,547	0.59%
Expedia, Inc.	Consumer cyclicals	22,300	2,960,113	0.59%
Carlsberg A/S Class B (Denmark)	Consumer staples	21,639	2,956,310	0.59%
Hershey Co. (The)	Consumer staples	19,320	2,931,584	0.58%
AMETEK, Inc.	Conglomerates	32,694	2,929,671	0.58%
CGI Group, Inc. Class A (Canada)	Technology	37,996	2,924,413	0.58%
Toronto-Dominion Bank (Canada)	Financials	49,934	2,918,931	0.58%
Keysight Technologies, Inc.	Technology	32,598	2,918,197	0.58%
Roper Technologies, Inc.	Capital goods	8,018	2,915,649	0.58%
Omnicom Group, Inc.	Consumer cyclicals	36,198	2,903,837	0.58%
Oracle Corp.	Technology	51,551	2,902,345	0.58%
Ingersoll-Rand PLC	Capital goods	23,302	2,881,509	0.57%
Swiss Life Holding AG (Switzerland)	Financials	5,921	2,866,560	0.57%
Expeditors International of Washington, Inc.	Transportation	37,490	2,862,331	0.57%
Dollar General Corp.	Consumer cyclicals	21,357	2,862,324	0.57%
Xcel Energy, Inc.	Utilities and power	47,748	2,846,266	0.56%
PulteGroup, Inc.	Consumer cyclicals	90,267	2,844,308	0.56%
Cisco Systems, Inc.	Technology	51,294	2,841,689	0.56%
Cummins, Inc.	Capital goods	17,297	2,836,666	0.56%
National Bank of Canada (Canada)	Financials	58,377	2,825,543	0.56%
MTU Aero Engines AG (Germany)	Capital goods	11,258	2,822,836	0.56%
Coca-Cola European Partners PLC (United Kingdom)	Consumer staples	51,012	2,819,958	0.56%
Swisscom AG (Switzerland)	Communication services	5,795	2,811,425	0.56%
Royal Bank of Canada (Canada)	Financials	35,467	2,800,726	0.56%
Shionogi & Co., Ltd. (Japan)	Health care	50,049	2,786,557	0.55%
E*Trade Financial Corp.	Financials	57,098	2,785,816	0.55%
Telia Company AB (Sweden)	Communication services	621,559	2,776,067	0.55%
Pernod Ricard SA (France)	Consumer staples	15,626	2,751,316	0.55%
Zions Bancorporation	Financials	60,976	2,748,181	0.54%
OGE Energy Corp.	Utilities and power	63,781	2,739,386	0.54%
Amgen, Inc.	Health care	14,655	2,734,374	0.54%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	11,285	2,720,783	0.54%
Biogen, Inc.	Health care	11,426	2,717,303	0.54%
Diageo PLC (United Kingdom)	Consumer staples	64,645	2,707,094	0.54%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	65,084	2,696,920	0.53%
Rio Tinto PLC (United Kingdom)	Basic materials	46,991	2,684,681	0.53%
AutoZone, Inc.	Consumer cyclicals	2,374	2,666,504	0.53%
Endesa SA (Spain)	Utilities and power	107,715	2,665,031	0.53%
WEC Energy Group, Inc.	Utilities and power	31,073	2,655,467	0.53%
Paychex, Inc.	Technology	31,972	2,655,287	0.53%
Dexus Property Group (Australia)	Financials	295,334	2,649,773	0.53%
Canadian Imperial Bank of Commerce (Canada)	Financials	33,568	2,640,832	0.52%
Annaly Capital Management, Inc.	Financials	276,410	2,639,720	0.52%
Raymond James Financial, Inc.	Financials	32,685	2,636,661	0.52%
Advanced Micro Devices, Inc.	Technology	86,449	2,632,370	0.52%
Repsol SA (Spain)	Energy	165,207	2,630,790	0.52%
Kajima Corp. (Japan)	Basic materials	201,604	2,609,230	0.52%
Comcast Corp. Class A	Communication services	60,369	2,606,138	0.52%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Nokia OYJ (Finland)	Technology	547,028	$2,954,827	0.62%
Constellation Brands, Inc. Class A	Consumer staples	14,961	2,944,579	0.62%
United Parcel Service, Inc. Class B	Transportation	24,558	2,933,930	0.62%
MGM Resorts International	Consumer cyclicals	97,721	2,933,596	0.62%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	74,240	2,923,577	0.61%
SBA Communications Corp.	Communication services	11,763	2,886,732	0.61%
Equifax, Inc.	Consumer cyclicals	20,685	2,877,068	0.60%
Targa Resources Corp.	Energy	73,783	2,870,893	0.60%
Sabre Corp.	Consumer cyclicals	120,545	2,834,012	0.60%
Bunge, Ltd.	Consumer staples	47,989	2,803,999	0.59%
Perrigo Co. PLC	Health care	51,902	2,803,245	0.59%
Lowe's Cos., Inc.	Consumer cyclicals	27,457	2,784,160	0.59%
Entergy Corp.	Utilities and power	26,352	2,783,302	0.59%
Danone SA (France)	Consumer staples	31,880	2,766,822	0.58%
Coca-Cola Co. (The)	Consumer staples	52,285	2,751,765	0.58%
Becton Dickinson and Co.	Health care	10,873	2,748,639	0.58%
FedEx Corp.	Transportation	16,101	2,745,777	0.58%
Zurich Insurance Group AG (Switzerland)	Financials	7,822	2,725,330	0.57%
Deere & Co.	Capital goods	16,413	2,718,849	0.57%
Westpac Banking Corp. (Australia)	Financials	138,577	2,715,042	0.57%
Panasonic Corp. (Japan)	Consumer cyclicals	319,319	2,714,170	0.57%
Markel Corp.	Financials	2,432	2,708,675	0.57%
Prologis, Inc.	Financials	33,378	2,690,626	0.57%
Weyerhaeuser Co.	Basic materials	105,786	2,688,023	0.57%
CME Group, Inc.	Financials	13,791	2,681,224	0.56%
Applied Materials, Inc.	Technology	54,207	2,676,215	0.56%
AIA Group, Ltd. (Hong Kong)	Financials	258,793	2,674,493	0.56%
Fortis, Inc. (Canada)	Utilities and power	66,660	2,627,404	0.55%
Camden Property Trust	Financials	25,081	2,601,175	0.55%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	77,000	2,572,786	0.54%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	138,871	2,568,335	0.54%
DBS Group Holdings, Ltd. (Singapore)	Financials	133,483	2,565,516	0.54%
Alexandria Real Estate Equities, Inc.	Financials	17,527	2,565,212	0.54%
ABB, Ltd. (Switzerland)	Capital goods	135,410	2,560,346	0.54%
Xylem, Inc.	Capital goods	31,883	2,559,920	0.54%
Autodesk, Inc.	Technology	16,256	2,538,688	0.53%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	29,455	2,529,204	0.53%
Arthur J. Gallagher & Co.	Financials	27,823	2,515,995	0.53%
Dollarama, Inc. (Canada)	Consumer cyclicals	67,803	2,512,186	0.53%
Iron Mountain, Inc.	Consumer cyclicals	85,123	2,503,458	0.53%
Weir Group PLC (The) (United Kingdom)	Capital goods	136,895	2,492,173	0.52%
Dollar Tree, Inc.	Consumer cyclicals	24,485	2,491,329	0.52%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	24,532	2,473,194	0.52%
Vornado Realty Trust	Financials	38,352	2,466,772	0.52%
Mid-America Apartment Communities, Inc.	Financials	20,926	2,465,970	0.52%
Ferguson PLC (United Kingdom)	Consumer staples	32,803	2,458,961	0.52%
Nasdaq, Inc.	Financials	25,392	2,446,991	0.51%
Cognizant Technology Solutions Corp. Class A	Technology	37,000	2,410,181	0.51%
Cognex Corp.	Technology	54,456	2,396,629	0.50%
Liberty Global PLC Class C (United Kingdom)	Communication services	92,017	2,396,115	0.50%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,580	$67,000	$6,298	5/11/63	300 bp — Monthly	$(1,679)
	CMBX NA BBB-.6 Index	BBB-/P	6,498	114,000	10,716	5/11/63	300 bp — Monthly	(4,152)
	CMBX NA BBB-.6 Index	BBB-/P	15,001	243,000	22,842	5/11/63	300 bp — Monthly	(7,699)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	26,163	236,000	22,184	5/11/63	300 bp — Monthly	4,117
	CMBX NA BBB-.7 Index	BBB-/P	8,583	1,527,000	35,732	1/17/47	300 bp — Monthly	(26,258)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	52,811	372,000	34,968	5/11/63	300 bp — Monthly	18,060
	CMBX NA BB.6 Index	BB/P	347,340	1,654,000	318,395	5/11/63	500 bp — Monthly	30,553
	CMBX NA BB.7 Index	BB/P	76,095	630,000	60,480	1/17/47	500 bp — Monthly	16,228
	CMBX NA BBB-.6 Index	BBB-/P	2,570	26,000	2,444	5/11/63	300 bp — Monthly	141
	CMBX NA BBB-.6 Index	BBB-/P	13,217	128,000	12,032	5/11/63	300 bp — Monthly	1,260
	CMBX NA BBB-.6 Index	BBB-/P	32,612	240,000	22,560	5/11/63	300 bp — Monthly	10,192
	CMBX NA BBB-.6 Index	BBB-/P	76,158	524,000	49,256	5/11/63	300 bp — Monthly	27,207
	CMBX NA BBB-.6 Index	BBB-/P	118,735	1,113,000	104,622	5/11/63	300 bp — Monthly	14,763
	CMBX NA BBB-.6 Index	BBB-/P	457,962	2,800,000	263,200	5/11/63	300 bp — Monthly	196,395
	CMBX NA BBB-.6 Index	BBB-/P	1,059,532	7,499,000	704,906	5/11/63	300 bp — Monthly	359,001
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	3,581,285	38,114,000	3,586,527	5/11/63	300 bp — Monthly	(5,243)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	12,191	1/17/47	300 bp — Monthly	29,295
	CMBX NA BBB-.7 Index	BBB-/P	641,434	8,678,000	203,065	1/17/47	300 bp — Monthly	443,431
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	12,819	162,000	15,228	5/11/63	300 bp — Monthly	(2,315)
	CMBX NA BBB-.6 Index	BBB-/P	14,345	170,000	15,980	5/11/63	300 bp — Monthly	(1,535)
	CMBX NA BBB-.6 Index	BBB-/P	15,423	178,000	16,732	5/11/63	300 bp — Monthly	(1,206)
	CMBX NA BBB-.6 Index	BBB-/P	21,266	252,000	23,688	5/11/63	300 bp — Monthly	(2,276)
	CMBX NA BBB-.6 Index	BBB-/P	32,134	292,000	27,448	5/11/63	300 bp — Monthly	4,857
	CMBX NA BBB-.6 Index	BBB-/P	22,005	323,000	30,362	5/11/63	300 bp — Monthly	(8,169)
	CMBX NA BBB-.6 Index	BBB-/P	43,866	508,000	47,752	5/11/63	300 bp — Monthly	(3,589)
	CMBX NA BBB-.6 Index	BBB-/P	72,333	521,000	48,974	5/11/63	300 bp — Monthly	23,664
	CMBX NA BBB-.6 Index	BBB-/P	54,650	727,000	68,338	5/11/63	300 bp — Monthly	(13,264)
	CMBX NA BBB-.6 Index	BBB-/P	43,204	871,000	81,874	5/11/63	300 bp — Monthly	(38,162)
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	95,880	5/11/63	300 bp — Monthly	18,533
	CMBX NA BBB-.6 Index	BBB-/P	113,818	1,020,000	95,880	5/11/63	300 bp — Monthly	18,533
	CMBX NA BBB-.6 Index	BBB-/P	90,667	1,094,000	102,836	5/11/63	300 bp — Monthly	(11,531)
	CMBX NA BBB-.6 Index	BBB-/P	123,458	1,108,000	104,152	5/11/63	300 bp — Monthly	19,952
	CMBX NA BBB-.6 Index	BBB-/P	67,079	1,286,000	120,884	5/11/63	300 bp — Monthly	(53,055)
	CMBX NA BBB-.6 Index	BBB-/P	217,829	2,012,000	189,128	5/11/63	300 bp — Monthly	29,875
	CMBX NA BBB-.6 Index	BBB-/P	440,741	3,998,000	375,812	5/11/63	300 bp — Monthly	67,261
	CMBX NA BBB-.7 Index	BBB-/P	171,603	2,462,000	57,611	1/17/47	300 bp — Monthly	115,429
	CMBX NA BBB-.7 Index	BBB-/P	587,623	7,950,000	186,030	1/17/47	300 bp — Monthly	406,231
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	6,714,865	50,757,000	4,771,158	5/11/63	300 bp — Monthly	1,976,333
	Merrill Lynch International
	CMBX NA BB.7 Index	BB/P	23,979	210,000	20,160	1/17/47	500 bp — Monthly	4,023
	CMBX NA BBB-.6 Index	BBB-/P	1,479,894	14,999,000	1,409,906	5/11/63	300 bp — Monthly	78,737
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	428,255	3,096,000	291,024	5/11/63	300 bp — Monthly	139,037
	CMBX NA BBB-.6 Index	BBB-/P	84,856	592,000	55,648	5/11/63	300 bp — Monthly	29,553
	CMBX NA BBB-.6 Index	BBB-/P	122,692	1,157,000	108,758	5/11/63	300 bp — Monthly	14,609

Upfront premium received			17,674,980		Unrealized appreciation			4,097,270

Upfront premium (paid)			—		Unrealized (depreciation)			(180,133)

	Total		$17,674,980				Total	$3,917,137
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(1,350)	$433,000	$476	5/11/63	(200 bp) — Monthly	$(1,995)
	CMBX NA BB.10 Index	(46,162)	421,000	36,795	11/17/59	(500 bp) — Monthly	(9,776)
	CMBX NA BB.10 Index	(21,916)	210,000	18,354	11/17/59	(500 bp) — Monthly	(3,766)
	CMBX NA BB.11 Index	(81,623)	630,000	62,244	11/18/54	(500 bp) — Monthly	(19,991)
	CMBX NA BB.9 Index	(88,579)	630,000	63,819	9/17/58	(500 bp) — Monthly	(25,372)
	CMBX NA BB.9 Index	(54,597)	420,000	42,546	9/17/58	(500 bp) — Monthly	(12,459)
	CMBX NA BB.9 Index	(56,458)	420,000	42,546	9/17/58	(500 bp) — Monthly	(14,320)
	CMBX NA BB.9 Index	(61,772)	401,000	40,621	9/17/58	(500 bp) — Monthly	(21,540)
	CMBX NA BB.9 Index	(62,050)	401,000	40,621	9/17/58	(500 bp) — Monthly	(21,819)
	CMBX NA BB.9 Index	(31,154)	199,000	20,159	9/17/58	(500 bp) — Monthly	(11,189)
	Credit Suisse International
	CMBX NA BB.10 Index	(51,729)	435,000	38,019	11/17/59	(500 bp) — Monthly	(14,133)
	CMBX NA BB.10 Index	(55,104)	413,000	36,096	11/17/59	(500 bp) — Monthly	(19,409)
	CMBX NA BB.7 Index	(29,194)	1,654,000	318,395	5/11/63	(500 bp) — Monthly	287,593
	CMBX NA BB.9 Index	(112,076)	1,118,000	112,135	9/17/58	(500 bp) — Monthly	59
	Goldman Sachs International
	CMBX NA BB.7 Index	(114,252)	755,000	72,480	1/17/47	(500 bp) — Monthly	(42,506)
	CMBX NA BB.7 Index	(296,107)	1,622,000	155,712	1/17/47	(500 bp) — Monthly	(141,972)
	CMBX NA BB.7 Index	(43,113)	255,000	24,480	1/17/47	(500 bp) — Monthly	(18,881)
	CMBX NA BB.7 Index	(19,899)	98,000	9,408	1/17/47	(500 bp) — Monthly	(10,586)
	CMBX NA BB.9 Index	(22,144)	184,000	18,639	9/17/58	(500 bp) — Monthly	(3,684)
	CMBX NA BB.9 Index	(21,896)	184,000	18,639	9/17/58	(500 bp) — Monthly	(3,436)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(466,967)	3,690,000	354,240	1/17/47	(500 bp) — Monthly	(116,314)
	CMBX NA BBB-.7 Index	(430,813)	11,354,000	265,684	1/17/47	(300 bp) — Monthly	(171,752)
	Merrill Lynch International
	CMBX NA A.6 Index	(2,420)	520,000	572	5/11/63	(200 bp) — Monthly	(3,194)
	CMBX NA BB.10 Index	(24,963)	210,000	18,354	11/17/59	(500 bp) — Monthly	(6,813)
	CMBX NA BB.10 Index	(22,132)	210,000	18,354	11/17/59	(500 bp) — Monthly	(3,982)
	CMBX NA BB.9 Index	(78,707)	769,000	77,900	9/17/58	(500 bp) — Monthly	(1,555)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	72,446	1/17/47	(300 bp) — Monthly	(244,811)
	CMBX NA BB.10 Index	(22,024)	210,000	18,354	11/17/59	(500 bp) — Monthly	(3,874)
	CMBX NA BB.7 Index	(67,176)	359,000	34,464	1/17/47	(500 bp) — Monthly	(33,061)
	CMBX NA BB.9 Index	(44,620)	368,000	37,278	9/17/58	(500 bp) — Monthly	(7,699)
	CMBX NA BB.9 Index	(22,310)	184,000	18,639	9/17/58	(500 bp) — Monthly	(3,850)

	Upfront premium received	—			Unrealized appreciation		287,652

	Upfront premium (paid)	(2,768,758)			Unrealized (depreciation)		(993,739)

	Total	$(2,768,758)				Total	$(706,087)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(5,472,090)	$89,988,030	$6,658,304	6/20/24	500 bp — Quarterly	$1,711,145

	Total		$(5,472,090)					$1,711,145
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$7,827,199	$129,843,450	$19,214,493	6/20/24	(500 bp) — Quarterly	$(2,537,468)

	Total	$7,827,199					$(2,537,468)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,168,913,491.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,194, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$113,519,357	$716,697,147	$796,102,262	$1,299,473	$34,114,242
	Putnam Short Term Investment Fund**	235,711,650	200,035,841	183,767,974	4,925,741	251,979,517

	Total Short-term investments	$349,231,007	$916,732,988	$979,870,236	$6,225,214	$286,093,759
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $34,114,242, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,134,354.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,050,378.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,928,652.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,989,676.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $243,541,539 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.6%
	China	7.4
	South Korea	3.3
	Brazil	2.4
	Taiwan	2.2
	India	2.0
	Canada	1.8
	Mexico	1.2
	Thailand	1.1
	Russia	1.1
	United Kingdom	1.0
	South Africa	0.9
	Norway	0.6
	Japan	0.6
	Germany	0.5
	France	0.5
	Chile	0.5
	Other	2.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $42,421,252 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,923,987 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,614,159 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,928,652 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,812,478	$26,400,713	$—
Capital goods	—	7,906,671	—
Communication services	—	14,271,558	—
Consumer cyclicals	11,492,067	24,594,381	—
Consumer staples	8,602,577	11,812,828	—
Energy	10,157,024	8,206,813	—
Financials	26,592,679	42,716,324	—
Health care	2,768,917	3,043,897	—
Technology	17,155,380	64,820,207	—
Transportation	882,591	496,219	—
Utilities and power	10,319,208	1,755,316	—

Total common stocks	92,782,921	206,024,927	—
Asset-backed securities	—	7,109,000	2,111,000
Commodity linked notes	—	61,087,667	—
Convertible bonds and notes	—	28,100	—
Corporate bonds and notes	—	50,519,527	—
Foreign government and agency bonds and notes	—	10,473,572	—
Investment companies	116,757,353	—	—
Mortgage-backed securities	—	113,096,814	38,125
Purchased options outstanding	—	2,881,156	—
Purchased swap options outstanding	—	206,406	—
Senior loans	—	32,020,312	—
U.S. government and agency mortgage obligations	—	213,119,613	—
U.S. treasury obligations	—	515,436	—
Warrants	—	11,430,505	—
Short-term investments	260,028,517	229,693,664	—

Totals by level	$469,568,791	$938,206,699	$2,149,125
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(350,673)	$—
Futures contracts	13,242,330	—	—
Written options outstanding	—	(74,064)	—
Forward premium swap option contracts	—	(72,968)	—
TBA sale commitments	—	(34,731,720)	—
Interest rate swap contracts	—	4,875,210	—
Total return swap contracts	—	9,883,206	—
Credit default contracts	—	(14,876,604)	—

Totals by level	$13,242,330	$(35,347,613)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,247,325	$24,123,929
Foreign exchange contracts	2,365,157	2,603,789
Equity contracts	53,476,815	23,414,752
Interest rate contracts	13,959,125	1,761,448

Total	$79,048,422	$51,903,918
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$670,000
Purchased currency option contracts (contract amount)	$60,600,000
Purchased swap option contracts (contract amount)	$8,900,000
Written equity option contracts (contract amount)	$230,000
Written currency option contracts (contract amount)	$46,600,000
Written swap option contracts (contract amount)	$4,500,000
Futures contracts (number of contracts)	8,000
Forward currency contracts (contract amount)	$617,500,000
Centrally cleared interest rate swap contracts (notional)	$1,278,200,000
OTC total return swap contracts (notional)	$4,638,400,000
OTC credit default contracts (notional)	$200,900,000
Centrally cleared credit default contracts (notional)	$243,500,000
Warrants (number of warrants)	4,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com